Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases1 [Abstract]
Schedule of financial position relating to leases	The statements of financial position shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Right-of-use assets
Buildings	$28,393	$33,780	$16,798
Vehicles	12,297	6,615	3,191
Equipment	91	125	160
	$40,781	$40,520	$20,149

Lease liabilities
Current	$10,833	$6,533	$4,646
Non-current	36,327	32,520	15,354
	$47,160	$39,053	$20,000

Schedule of maturity analysis of lease liabilities	The table below shows a maturity analysis of the lease liabilities:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Lease liabilities
Less than 1 year	$12,458	$8,047	$4,286
Years 1 through 5	32,718	25,670	13,890
Greater than 5 years	7,786	11,829	1,824
Total contractual cash flows	$52,962	$45,546	$20,000
Total carrying amount	$47,160	$39,053	$20,000
1)Comparative figures have been aligned with the presentation adopted in the current year.

Schedule of consolidated statements of profit or loss and other comprehensive income or loss relating to leases	The consolidated statements of profit or loss and the consolidated statements of other comprehensive income or loss shows the following amounts relating to leases:

	Year Ended December 31,
(in thousands of $)	2025	2024	2023
Depreciation charges
Buildings	$6,135	$3,657	$2,839
Vehicles	4,272	2,067	971
Equipment	34	35	36
	$10,441	$5,759	$3,846

Interest expense (included in finance cost)	$3,175	$2,072	$693